Significant Accounting Policies (Policies) - EBP 41-0268370 003 [Member]	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
EBP, Basis of Accounting [Policy Text Block]	Basis of Accounting The accompanying financial statements are presented on the accrual basis of accounting in accordance with U.S. Generally Accepted Accounting Principles (U.S. GAAP).
EBP, Investment [Policy Text Block]

Investment Valuation and Income Recognition

The fair value of the Plan’s investment in H.B. Fuller Company stock is based on published quotations. The fair values of investments in securities of unaffiliated issuers are based on quoted market prices. Securities transactions are recorded on the trade date. The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the valuation methods are considered appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the methodologies used as of December 31, 2025 and 2024.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation in fair value of investments includes the gains and losses on investments bought and sold as well as held during the year.

Net Appreciation in the Fair Value of Investments [Policy Text Block]

Net Appreciation in the Fair Value of Investments

The Plan presents in the Statement of Changes in Net Assets Available for Benefits, the net appreciation in the fair value of investments, which consists of the realized gains or losses and the unrealized appreciation (depreciation) on those investments.

EBP, Contribution [Policy Text Block]

Contributions

Participant contributions are recorded in the period the Employer makes the payroll deductions. Employer-matching contributions are recorded based on participant contributions and trued up on an annual basis during the first quarter of the plan year following the plan year to which they pertain. Discretionary non-elective contributions are recorded in the year contributed or as a receivable for the year contributed if the contribution is made in the subsequent year.

Concentration of Market Risk [Policy Text Block]

Concentration of Market Risk

As of December 31, 2025 and 2024, approximately 4 percent and 5 percent of the Plan’s net assets available for benefits, respectively were invested in the common stock of H.B. Fuller Company. The underlying value of the H.B. Fuller Company stock is entirely dependent upon the performance of H.B. Fuller Company and the market’s evaluation of such performance. It is at least reasonably possible that changes in the fair value of H.B. Fuller Company stock in the near term could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits.

EBP, Payment to Participant [Policy Text Block]	Distributions to Participants Distributions to participants are recorded when the distribution is made. There were no distributions requested but not yet paid as of December 31, 2025 and 2024.
EBP, Note Receivable from Participant [Policy Text Block]	Notes Receivable from Participants Participant loans are reported at current value. Current value is defined by ERISA as the sum of the unpaid principal balance plus accrued but unpaid interest.
EBP, Expense [Policy Text Block]

Plan Expenses

The administrative expenses of the Plan are paid by the Plan participants directly and indirectly through an ERISA spending account, from the forfeiture accounts, and potentially from general assets of the Company. Certain asset management fees of the Plan are charged against the Plan’s investment income. The ERISA spending account consists of a quarterly fee collected from each Plan participant to be used to pay eligible plan expenses on the Plan’s behalf.

EBP, Use of Estimate [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets available for benefits and changes therein, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of investment earnings and expenses during the reporting period. Actual results could differ from those estimates.

EBP, Risk and Uncertainty [Policy Text Block]

Risks and Uncertainties

The Plan provides for various investment options in any combination of stocks, bonds, and other investment securities. Investment securities are exposed to various risks, such as interest rate, market, and credit. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term would materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits.

EBP, Subsequent Event [Policy Text Block]

Subsequent Events

The Plan has evaluated subsequent events for recognition or disclosure through the date these financial statements were issued. There were no events that occurred during such period that would require recognition or disclosure in the financial statements as of, or for, the year ended December 31, 2025.